Tax expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Tax Expenses [Abstract]
Tax expenses

Note 10 - Tax expenses

Tax balances presented in the statement of financial position:

	Year ended December 31,
	2022	2021	2022
	NIS	NIS	US Dollars

Current tax assets	3,117	5,780	886
Deferred tax assets (liabilities)	(4,198)	(2,017)	(1,193)
	January		December	December
	1, 2022	Change	31, 2022	31, 2022
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(6,511)	1,376	(5,136)	(1,459)
Financial liabilities carried at fair value through profit or loss	3,210	(3,210)	-	-
Employees benefits	599	(178)	421	120
Allowance of credit loss	316	10	326	93
Carry forward tax losses	369	(179)	191	53
	(2,017)	(2,181)	(4,198)	(1,193)
	January		December	December
	1, 2021	Change	31, 2021	31, 2021
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(2,254)	(4,257)	(6,511)	(2,094)
Financial liabilities carried at fair value through profit or loss	-	3,210	3,210	1,032
Employees benefits	691	(92)	599	193
Allowance of credit loss	436	(120)	316	102
Carry forward tax losses	359	10	369	119
	(768)	(1,249)	(2,017)	(648)
Taxes on income recognized in profit or loss:

	Year ended December 31
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars
Current taxes:
Current taxes	9,866	11,470	13,877	2,803
	9,866	11,470	13,877	2,803

Deferred taxes	2,544	1,249	1,586	723
	12,410	12,719	15,463	3,526

Reconciliation of the statutory tax rate to the effective tax rate:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars

Income before Income taxes	53,974	57,820	67,672	15,334
Statutory tax rate	23%	23%	23%	23%
Tax computed by statutory tax rate	12,414	13,299	15,565	3,527

Tax increments (savings) due to:
Non-deductible expenses	147	97	39	42
Tax exempt Income	(844)	(1,202)	(153)	(240)
Profit or loss for tax for which deferred taxes were not provided	(13)	12	-	(4)
Taxes for previous years	358	-	-	102
Other	348	513	12	99
	12,410	12,719	15,463	3,526

The tax rate applicable to the Company for the years 2020 – 2022 is 23%.